MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of percentages of the consolidated oil, NGL and gas revenues represented by major purchasers
The table below provides the percentages of the Company's consolidated oil, NGL and gas revenues represented by our major purchasers during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Shell	21%	6%	—%
Trafigura	22%	12%	—%
DPI	9%	15%	—%
Plains Marketing, LP	7%	10%	33%
Clearfield Energy	5%	10%	23%
Ergon Oil	4%	8%	19%